Debt Obligations (Tables) - SUNLIGHT FINANCIAL LLC	12 Months Ended
Dec. 31, 2020
Line of Credit Facility [Line Items]
Summary of debt

	At December 31,
	2020							2019
		Outstanding		Maximum	Final	Weighted Average
	Month	Face	Carrying	Facility	Stated	Funding	Life	Carrying
	Issued	Amount	Value(a)	Size(b)	Maturity	Cost(c)	(Years)	Value(a)
Revolving credit facility(d)	Nov 2017	$14,625	$14,625	$15,000	May 2021	6.4%	—	$11,811
(a)	Excludes $0.0 million and $0.2 million of unamortized deferred financing costs on a revolving credit facility, included in “Other Assets” in the accompanying Consolidated Balance Sheets, at December 31, 2020 and 2019, respectively.
(b)	The maximum facility size includes a $0.3 million standby letter of credit.
(c)	Includes unamortized deferred financing costs, as a percentage of the outstanding face amount.
(d)	In March 2016, Sunlight entered into a Loan and Security Agreement with its lender (“Lender”). In May 2019, Sunlight and Lender amended and restated the agreement to provide Sunlight a $15.0 million revolving credit facility. Borrowings under the facility bear interest at a per annum rate equal to the sum of (i) a floating rate index and (ii) a fixed margin. Amounts borrowed under this facility are 100% recourse to Sunlight.

Summary of activities related to the carrying value of debt obligations

Balance at December 31, 2018	$5,301
Borrowings	10,181
Repayments	(3,671)
Amortization of deferred financing costs(a)	—
Balance at December 31, 2019	11,811
Borrowings	8,713
Repayments	(5,899)
Amortization of deferred financing costs(a)	—
Balance at December 31, 2020	$14,625
(a)	Excludes $0.1 million and $0.1 million amortization of deferred financing costs included in “Other Assets” in the accompanying Consolidated Balance Sheets for the years ended December 31, 2020 and 2019, respectively. Sunlight includes amortization of these costs within “Depreciation and Amortization” in the accompanying Consolidated Statements of Operations.